CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2012	$ 92,777,136	$ 200,000	$ 33,971,455	$ (96,608)	$ 5,999,214	$ 4,179,027	$ 38,311,527	$ 10,212,521
Balance, shares at Dec. 31, 2012		20,000,000		(98,041)
Net income	$ 4,069,844						3,643,404	$ 426,440
Transfer to statutory reserve						$ 436,672	$ (436,672)
Foreign currency translation adjustment	$ 1,647,348				$ 1,647,348
Balance at Dec. 31, 2013	98,494,328	$ 200,000	$ 33,971,455	$ (96,608)	$ 7,646,562	$ 4,615,699	$ 41,518,259	$ 10,638,961
Balance, shares at Dec. 31, 2013		20,000,000		(98,041)
Net income	$ 4,135,558						3,858,876	$ 276,682
Transfer to statutory reserve						$ 406,053	$ (406,053)
Foreign currency translation adjustment	$ 779,135				$ 779,135
Balance at Dec. 31, 2014	$ 103,409,021	$ 200,000	$ 33,971,455	$ (96,608)	$ 8,425,697	$ 5,021,752	$ 44,971,082	$ 10,915,643
Balance, shares at Dec. 31, 2014	19,901,959	20,000,000		(98,041)
Net income	$ 6,613,406						5,896,804	$ 716,602
Transfer to statutory reserve						$ 609,621	$ (609,621)
Common shares repurchase	$ (58,735)			$ (58,735)
Common shares repurchase, shares	(73,169)			(73,169)
Foreign currency translation adjustment	$ (5,829,470)				$ (5,829,470)
Balance at Dec. 31, 2015	$ 104,134,222	$ 200,000	$ 33,971,455	$ (155,343)	$ 2,596,227	$ 5,631,373	$ 50,258,265	$ 11,632,245
Balance, shares at Dec. 31, 2015	19,828,790	20,000,000		(171,210)